Net other non-operating income (Tables)	12 Months Ended
Dec. 31, 2017
Net other non-operating income [Abstract]
Net other non-operating income

Other non-operating income and other non-operating expense for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Other non-operating income
Gain on sale of assets:
Property and equipment	~~W~~	2,379	3,343	5,278
Gain on disposition of assets held for sale		—	—	22,748
Investment property		5,586	2,668	219
Lease assets		328	272	605
Others		433	95	125

		8,726	6,378	28,975

Gain on sale of investments in associates		95,485	5,218	8,891
Others:
Rental income on investment property		30,876	27,852	33,023
Reversal of impairment losses on intangible asset		982	301	91
Gain from assets contributed		714	53	1,067
Others		100,877	104,563	67,535

		133,449	132,769	101,716

		237,660	144,365	139,582

Other non-operating expense
Loss on sale of assets:
Property and equipment		(1,496)	(2,811)	(2,642)
Investment property		(55)	(248)	(1,627)
Lease assets		(2,714)	(2,429)	(1,282)
Others		(69)	(118)	(149)

		(4,334)	(5,606)	(5,700)

Loss on sale of investments in associates		(2,012)	(3,315)	(1,332)
Impairment loss on investments in associates		(9,024)	(7,339)	(144)

		(11,036)	(10,654)	(1,476)

Others:
Donations		(24,830)	(19,367)	(140,243)
Depreciation of investment properties		(13,117)	(19,588)	(16,095)
Impaired loss on property and equipment		—	(2,204)	(16)
Impaired loss on intangible assets		(3,125)	(3,411)	(271)
Write-off of intangible assets		(960)	(966)	(1,210)
Collecting of written-off expenses		(8,088)	(4,379)	(7,162)
Others		(25,705)	(26,355)	(20,220)

		(75,825)	(76,270)	(185,217)

		(91,195)	(92,530)	(192,393)

Net other non-operating income (loss)	~~W~~	146,465	51,835	(52,811)